Other financial liabilities measured at amortized cost (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Other accrued expenses	$ 2,732	$ 1,613
Accrued interest expenses	5,862	4,186
Settlement and clearing accounts	1,925	1,314
Lease liabilities	3,871	2,904
Other	7,372	2,695
Total other financial liabilities measured at amortized cost	$ 21,762	$ 12,713